Going Concern Uncertainty	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 2 - Going Concern Uncertainty

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of the liabilities in the normal course of business and does not include any adjustments that might result from uncertainty about the Company’s ability to continue as a going concern.

The Company incurred a net loss of $2,186,112 and $323,113 in the three months ending March 31, 2014 and 2013, respectively. The Company is currently developing CÜR, a hybrid internet radio and on-demand music streaming service and has not generated material revenue from operations and anticipates needing additional capital prior to launching CÜR to execute the current operating plan. These factors raise a substantial doubt about the Company’s ability to continue as a going concern.

In connection with the Contribution, the Company completed a first closing of a private equity offering on January 28, 2014 whereby the Company raised approximately $4.075 million in proceeds prior to the deduction of expenses related to the transaction. In addition, the Company completed a second closing of a private equity offering March 14, 2014 whereby the Company raised approximately $4.635 million in proceeds prior to the deduction of expenses related to the transaction. On March 28, 2014 the Company completed a third closing of a private equity offering whereby the Company raised $970,245 in proceeds prior to the deduction of expenses related to the transaction. The new capital will be used to fund ongoing operations of the successor company. Based on management projections, the Company contemplates raising an additional $25 – 30 million prior to the planned launch of CÜR, to implement the business plan, market CÜR, provide content license costs, and working capital. This fundraising has not yet begun, and no specific terms have been set. The Company plans to launch the CÜR music streaming product and platform in late 2014.

Management believes that it will be successful in obtaining sufficient financing to execute its operating plan. However, no assurances can be provided that the Company will secure additional financing or achieve and sustain a profitable level of operations. To the extent that the Company is unsuccessful in its plans, the Company may find it necessary to contemplate the sale of its assets and curtail operations.